PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.4%
Municipal Bonds 97.1%
Alabama 2.1%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$2,946,023
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,044,998
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,144,759
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	991,821
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	505,820
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	507,718

Lower Alabama Gas Dist. Rev., Series A	5.000	09/01/46	2,400	2,391,841
				14,532,980
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,008,499
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,755,363
Sr. Series B-2, Class 2, Rfdg., CABS	3.340(t)	06/01/66	1,000	115,170
				5,879,032
Arizona 3.4%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	916,609
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,190,621
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,920,242
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,476,715
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	498,951

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,268,769
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT, 144A	4.000	10/15/47	3,500	2,957,535
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	1,956,105
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,003,651
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	891,473

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Phoenix City Indl. Dev. Auth. Rev., (cont’d.)
Basis Schs. Projs., Series A, Rfdg., 144A	5.000%	07/01/46	1,000	$885,660
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,253,259

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	4,000	4,109,117
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	849,648
Friendship Vlg., Series B	4.000	12/01/56	1,000	662,045
				22,840,400
California 4.8%
California Cmnty. Choice Fing. Auth. Rev., Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	3,850	3,814,685
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	894,705
Sub. Series B-2, Rfdg., CABS	5.350(t)	06/01/55	3,000	484,642

California Infrast. & Econ. Dev. Bank Rev., Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	442,787
California Muni. Fin. Auth. Rev.,
Series A, 144A	5.500	06/01/48	750	702,571
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11	5.000	09/01/57	2,150	2,055,796

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	660,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	754,375
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	653,939
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	606,682
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,443,254
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,040,199

Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.954(cc)	07/25/36	33,975	1,981,747
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,004,085
Irvine Facs. Fing. Auth., Spl. Tax, Irvine Grt. Park Infrast. Proj., BAM	4.000	09/01/58	600	566,132
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	995	874,994
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	721	722,537

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	3,830	$4,056,956
Series A	5.500	11/15/37	685	743,263
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,441,981
Series A	7.000	11/01/34	1,650	1,987,234

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	1.838(t)	06/01/60	3,500	529,070
Sacramento,
Spl. Tax	4.000	09/01/46	750	660,584
Spl. Tax	4.000	09/01/50	1,000	853,863

San Diego Cnty. Regl. Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/51	1,500	1,534,105
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	645,735
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.625(t)	06/01/54	3,000	539,990
				32,695,911
Colorado 5.2%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,263,833
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	1,001,102
Rfdg.	5.000	11/01/44	885	886,152
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,588,966
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,253,727
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	727,299
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,000	1,832,711
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,225	1,277,394
Series A, Rfdg., AMT	5.500	11/15/40	5,250	5,872,616
Series D, AMT, Rfdg.	5.750	11/15/35	2,000	2,332,409
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	338,720
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	773,900

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,531,113
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	906,500

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500%	11/15/38	9,050	$10,554,740
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	341,216
Southeast Colorado Hosp. Dist. Rev., BANS	5.000	02/01/25	2,000	2,014,217
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	758,395
				35,255,010
Connecticut 0.3%
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	1,974,273
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	632,856
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	905,340
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	502,115
				2,040,311
District of Columbia 2.8%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,060,454
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	851,663
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	726,418
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,262,158
KIPP DC Proj.	4.000	07/01/49	4,610	3,795,450
Rfdg.	5.000	06/01/40	1,500	1,424,954
Rfdg.	5.000	06/01/55	1,500	1,310,569
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	1,705,538

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)

Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev., Series A, Rfdg., AMT	5.000%	10/01/29	4,000	$4,277,565
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev., Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,779,347
				19,194,116
Florida 9.5%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,505,982
Broward Cnty. Port Facs. Rev., Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	1,754,701
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,360	1,361,853
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	891,169
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	369,313
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,225,262

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	770	789,274
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,019,057
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,884,111
Mater Academy Proj., Series A	5.000	06/15/55	1,000	934,085
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,637,561
River City Science Academy Proj., Series A	4.000	07/01/45	565	463,182
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	1,887,075

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,803,839
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,041,143
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,607,452

Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	475	435,159
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	891,482
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,550	1,485,438
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	911,534

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lakewood Ranch Stewardship Dist., (cont’d.)
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625%	05/01/27	400	$400,517
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	978,339
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	971,830
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	575,165
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	768,574
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	148,330
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,013,130

Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,943,387
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp.	4.000	10/01/52	2,000	1,754,888
Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,062,678
Orlando Hlth. Oblig. Grp., Series A	5.000	10/01/53	2,000	2,085,919
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	5,000	4,056,385
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,226,701
Series A-2, Rfdg., CABS	3.660(t)	10/01/54	1,000	166,450

Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	511,680
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,088,659
Pompano Beach Rev., John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,756,187
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,152,176
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,103,888
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,690	1,591,860
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,250	1,115,994
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,655	2,288,812
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.550	05/01/39	480	383,490
Spl. Assmt., Fla.	3.700	05/01/50	965	691,794
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,180	796,763
				64,532,268

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 1.2%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125%	11/01/45	2,000	$1,761,485
Main Street Natural Gas, Inc. Rev., Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,988,178
Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj. J Bonds, Series A, AGM	5.000	07/01/48	2,000	2,108,257
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,518,316
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	931,359
				8,307,595
Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,504,172
Illinois 13.9%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	994,085
Series A, GO, 144A	7.000	12/01/46	1,500	1,619,098
Series A, GO, Rfdg.	4.000	12/01/27	500	490,307
Series A, GO, Rfdg.	5.000	12/01/35	500	508,662
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,575,896
Series C, GO	5.250	12/01/35	1,015	1,019,560
Series D, GO	5.000	12/01/46	2,470	2,393,065
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,198,339
Series H, GO	5.000	12/01/46	2,390	2,304,727

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,565,064
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,743,160
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,973,889
Sr. Lien, Series A, AMT, AGM	5.500	01/01/53	2,000	2,121,146
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	971,722

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	901,849
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,390,780
Chicago Wtrwks. Rev., Series A, AGM	5.250	11/01/53	750	808,090

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago, IL,
Series A, GO, Rfdg.	5.000%	01/01/27	1,525	$1,563,154
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,580,335
Series A, GO, Rfdg.	5.000	01/01/33	5,000	5,308,620
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,075,163
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,625,755
Series B, Exchange, GO, Rfdg.	4.000	01/01/37	1,461	1,354,860
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,015,277
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,521,690

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,101,001
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,000,964
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,007,093
Plymouth Place, Inc., Temps 40, Series B-3	4.750	11/15/27	1,000	988,385
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,371
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	274,822
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	2,685,647
Illinois St.,
GO	4.000	06/01/36	3,000	2,907,228
GO	5.000	04/01/31	2,000	2,018,045
GO	5.000	01/01/32	1,385	1,427,114
GO	5.000	05/01/33	950	957,577
GO	5.000	05/01/36	2,000	2,008,881
GO	5.000	02/01/39	2,215	2,216,774
GO	5.000	05/01/39	2,000	2,008,129
GO	5.250	07/01/31	1,000	1,001,358
GO	5.500	05/01/30	1,500	1,670,792
GO	5.500	05/01/39	2,500	2,682,981
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,956,807
Series A, GO	5.000	12/01/39	2,500	2,555,831
Series B, GO	5.500	05/01/47	1,000	1,065,993
Series C, GO	5.000	11/01/29	2,800	2,982,444
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	3,987,730
Series A	4.000	06/01/39	3,015	2,972,304

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Sales Tax Secur. Corp. Rev., Sr. Series D(hh)	5.000%	01/01/36	550	$593,469
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,442,040
				94,148,073
Indiana 0.2%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	200	201,440
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,516,398
				1,717,838
Iowa 0.3%
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	879,969
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	945	946,245
				1,826,214
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	785	708,299
Kentucky 0.2%
Henderson Rev., Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	459,505
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	495,084
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	500	489,560
				1,444,149
Louisiana 0.4%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,791,891
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,063,758
				2,855,649

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maryland 0.5%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000%	07/01/50	1,000	$833,794
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,428,050
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,049,827
				3,311,671
Massachusetts 0.4%
Massachusetts Dev. Fin. Agcy. Rev., Boston Med. Ctr., Sustainability Bonds, Series G, Rfdg.	5.250	07/01/52	2,500	2,600,726
Michigan 0.6%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,757,236
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	605	623,647
Sr. Series B-2, Class 2, Rfdg., CABS	4.970(t)	06/01/65	2,000	180,681

Summit Academy Rev., Rfdg.^	6.250	11/01/25(d)	755	271,800
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,501,394
				4,334,758
Minnesota 0.5%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,088,115
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,043,476
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	972,127
				3,103,718

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.6%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375%	06/01/44	2,000	$1,231,953
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	2,842,666
				4,074,619
Missouri 2.2%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,818,496
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,876,983
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	867,597
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,473,811
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,706,660
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,610,931
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	1,662,079
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	956,627
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	853,993
				14,827,177
Nevada 0.3%
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	924,850
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	985,510
				1,910,360
New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	766,010
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,502,449
				2,268,459
New Jersey 4.8%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,003,383
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	1,365	1,360,353

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625%	11/15/30	2,275	$2,293,176
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,394,019
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,075	1,075,080
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	943,965
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,106,965
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,463,782
Series SSS, Rfdg.(hh)	5.250	06/15/39	675	702,070
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	67,572
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,042,503
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,709,707
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,500,200
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,080
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,008,309

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,534,556
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Sys., Rfdg.	5.000	12/15/39	555	584,291
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,317,829
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,220,224
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,022,126

South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	758,820
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	1,375	1,465,272
				32,674,282
New York 6.0%
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch. Inc., Series A, 144A	5.000	12/01/51	500	402,828
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,020,595
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,304,575
Social Bond, East Harlem Scholars Academy Chrt. Sch. Proj., 144A	5.750	06/01/52	1,250	1,231,808
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	0.002(t)	06/01/47	5,000	1,085,775
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	0.002(t)	06/01/50	4,000	408,736
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,119,292

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Metropolitan Trans. Auth. Rev., (cont’d.)
Green Bond, Series D1	5.000%	11/15/43	2,000	$2,069,075

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	889,478
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Sub. Series F-1	5.250	02/01/47	3,000	3,334,495
New York Liberty Dev. Corp. Rev., Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	702,275
New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	522,897
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	3,475	3,281,319
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,020,684
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,027,552
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,533,241
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	860	885,267
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,011,470
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,984,479
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,349,007
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	3.700(t)	06/01/66	1,000	97,488
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	490,082

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	4,941,182
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,148,354
				40,861,954
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	955,563
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,426,335
				3,381,898

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 2.5%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000%	11/15/40	3,000	$2,242,236
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	7,020	6,483,481
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,017,711
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,888,972
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,394,235

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	925,836
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,003,154
				16,955,625
Oklahoma 1.6%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	231,050
OU Medicine Proj., Series B	5.250	08/15/43	5,960	5,506,018
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,564,102
OU Medicine Proj., Series B	5.500	08/15/57	2,950	2,682,384

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,002,570
				10,986,124
Oregon 0.6%
Port of Portland OR Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,933,741
Pennsylvania 1.6%
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,000,706
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	680,392
Pennsylvania Econ. Dev. Auth. Rev., The Penndot Major Bridges Package One Proj., Series P3, AMT	6.000	06/30/61	3,000	3,324,953
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,054,131

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev., (cont’d.)
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625%	06/01/50	2,795	$2,770,480
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	924,136
				10,754,798
Puerto Rico 10.8%
Commonwealth of Puerto Rico, Sub. Series CW NT Claims, CW GTY.	0.000(cc)	11/01/43	16,027	7,778,042
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.193(t)	07/01/24	808	768,995
Restructured, Series A, GO, CABS	5.053(t)	07/01/33	1,428	822,434
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,013,806
Restructured, Series A1, GO	4.000	07/01/35	997	905,607
Restructured, Series A1, GO	4.000	07/01/37	856	730,868
Restructured, Series A1, GO	4.000	07/01/41	1,164	959,605
Restructured, Series A1, GO	4.000	07/01/46	1,210	966,418
Restructured, Series A1, GO	5.250	07/01/23	619	620,298
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,262,314
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,281,650
Restructured, Series A1, GO	5.625	07/01/29	1,204	1,278,969
Restructured, Series A1, GO	5.750	07/01/31	7,228	7,764,695

Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	4,966,454
Puerto Rico Hwy. & Trans. Auth. Rev.,
Restructured, Series A	5.000	07/01/62	3,052	2,923,425
Restructured, Series C, CABS	0.000(cc)	07/01/53	5,127	3,110,633
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	8,251	7,584,902
Restructured, Series A-1	5.000	07/01/58	10,541	10,045,938
Restructured, Series A-2	4.329	07/01/40	10,729	9,915,069
Restructured, Series A-1, CABS	5.089(t)	07/01/46	31,166	8,394,403
				73,094,525
Rhode Island 0.8%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Providence College Issue	5.000	11/01/53	1,400	1,480,652
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,324,275
				5,804,927

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina 0.9%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375%	11/01/49	1,000	$754,941
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	1,959,017
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,413,831
AMT	4.000	07/01/55	2,000	1,746,942
				5,874,731
Tennessee 2.7%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,001,718
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	897,318
Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,355,275
				18,254,311
Texas 5.8%
Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	2,220	1,640,378
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,034,794
Sub., Rfdg.	4.000	01/01/41	1,100	1,030,460
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,435
Idea Pub. Sch.	6.000	08/15/43	1,100	1,104,953

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,004,472
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	985,219
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	1,994,480
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,500,174

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,087,710
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	953,567
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,716,216

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625%	10/01/31	2,000	$1,929,460
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	2,974,528
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,198,629
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,311,605

North Texas Twy. Auth. Rev., 2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,289,994
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	880,109
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	986,832
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	973,268

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,227,481
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	547,445
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	501,910
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,505,308

White Settlement Independent Sch. Dist., GO	5.000	08/15/55	2,500	2,686,904
				39,066,331
Utah 0.5%
Salt Lake City Arpt. Rev., Series A, AMT	5.000	07/01/47	1,100	1,114,294
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,135	2,249,333
				3,363,627
Vermont 0.2%
Vermont Econ. Dev. Auth. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,522,774
Virginia 0.8%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,016,744

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000%	12/01/50	1,000	$758,715
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,450,520
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,145,354
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,005,975
				5,377,308
Washington 2.0%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	997,500
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,100	3,216,167
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,677,321

Washington Econ. Dev. Fin. Auth. Rev., Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	1,995,578
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,089,535
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg. (Pre-refunded date 01/01/24), 144A(ee)	7.375	01/01/44	2,000	2,045,046
Social Certificate, Series A-1	3.500	12/20/35	1,942	1,762,453
				13,783,600
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,295,969
Wisconsin 3.4%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	867,281
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,053,993
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	830,711
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,713,787
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,356,897
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	963,303
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	369,655

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.250%	01/01/38	1,750	$757,592
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.375	01/01/48	3,000	1,298,730
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,499,956
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,000,167
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,518,007
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	1,840,984
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,092,417
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,186,763
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,437,455
Hope Christian Schs.	4.000	12/01/51	1,000	677,065
Hope Christian Schs.	4.000	12/01/56	3,100	2,031,489
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,294,747
				22,790,999

Total Municipal Bonds (cost $713,273,425)				658,665,302

	Shares
Unaffiliated Exchange-Traded Funds 1.3%
iShares National Muni Bond ETF	40,523	4,310,432
VanEck High Yield Muni ETF	84,479	4,321,101

Total Unaffiliated Exchange-Traded Funds (cost $8,604,868)				8,631,533

Total Long-Term Investments (cost $721,878,293)				667,296,835

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,827,716)(wb)		1,827,716	1,827,716

TOTAL INVESTMENTS 98.7% (cost $723,706,009)				669,124,551
Other assets in excess of liabilities(z) 1.3%				8,868,488

Net Assets 100.0%				$677,993,039

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,423,281 and 0.5% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
169	20 Year U.S. Treasury Bonds	Sep. 2023	$21,690,094	$(170,893)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).